Federated Hermes MDT Small Cap Core Fund
Portfolio of Investments
April 30, 2026 (unaudited)
Shares			Value
		COMMON STOCKS—98.1%
		Communication Services—1.8%
691,974	[1]	Bumble, Inc.	$ 2,871,691
1,084,837	[1]	Lumen Technologies, Inc.	9,589,959
150,706	[1]	Sphere Entertainment Co.	21,468,070
		TOTAL	33,929,720
		Consumer Discretionary—7.0%
26,347	[1]	Abercrombie & Fitch Co., Class A	2,248,717
358,404	[1]	Adient PLC	7,544,404
134,940		Advance Auto Parts, Inc.	8,030,279
146,379		American Eagle Outfitters, Inc.	2,549,922
905,533	[1,2]	Bed Bath & Beyond, Inc.	4,437,112
860,647		Bloomin Brands, Inc.	5,249,947
11,597	[1]	Brinker International, Inc.	1,765,527
126,770		Caleres, Inc.	1,660,687
313,526	[1]	Capri Holdings Ltd.	6,116,892
727,173	[1]	Coursera, Inc.	4,326,679
826,108	[1,2]	EVgo, Inc.	1,734,827
182,479	[1]	FIGS, Inc.	2,729,886
348,343	[1]	Garrett Motion, Inc.	8,921,064
203,106	[1]	Helen of Troy Ltd.	4,701,904
312,742		Kohl’s Corp.	4,431,554
887,381	[1]	Krispy Kreme, Inc.	3,496,281
71,233	[1,2]	Lands’ End, Inc.	804,221
406,664	[1]	National Vision Holdings, Inc.	9,442,738
415,281	[1]	PetMed Express, Inc.	930,229
87,497		Phinia, Inc.	6,312,909
82,015		Polaris, Inc., Class A	5,435,134
68,521	[1]	Revolve Group, Inc.	1,743,860
225,723	[1]	Rush Street Interactive, Inc.	6,342,816
936,565	[1]	Stoneridge, Inc.	6,555,955
411,671		Super Group SGHC Ltd.	5,335,256
1,765,285	[1,2]	Sweetgreen, Inc.	12,145,161
97,239	[1]	Victoria’s Secret & Co.	5,039,897
178,534		Wolverine World Wide, Inc.	3,038,649
		TOTAL	133,072,507
		Consumer Staples—1.2%
27,140		Cal-Maine Foods, Inc.	2,096,836
616,259		MGP Ingredients, Inc.	12,288,205
253,625	[1]	The Simply Good Foods Co.	3,390,966
43,064	[1]	United Natural Foods, Inc.	2,154,061
222,030	[1,2]	Vital Farms, Inc.	3,030,710
		TOTAL	22,960,778
		Energy—5.0%
245,160		Ardmore Shipping Corp.	4,344,235
119,472	[1]	Calumet, Inc.	3,909,124
305,562	[1]	CNX Resources Corp.	11,889,417
167,263		Comstock Resources, Inc.	2,913,721
307,156		Crescent Energy Co.	4,131,248

Shares			Value
		COMMON STOCKS—continued
		Energy—continued
160,532		Delek US Holdings, Inc.	$ 7,479,186
188,199	[1]	DMC Global, Inc.	1,163,070
44,997	[1]	Dorian LPG Ltd.	1,734,634
363,573	[1]	Green Plains, Inc.	6,318,899
181,180		Kodiak Gas Services, Inc.	12,284,004
31,660	[1]	Nabors Industries Ltd.	3,248,633
63,067	[1]	Oceaneering International, Inc.	2,367,535
309,021	[1]	Oil States International, Inc.	3,547,561
211,054		Peabody Energy Corp.	5,626,700
31,658	[1]	Seadrill Ltd.	1,573,086
635,648	[1]	Talos Energy, Inc.	10,119,516
130,259	[1]	Tidewater, Inc.	11,636,037
		TOTAL	94,286,606
		Financials—17.2%
184,470		Acadian Asset Management, Inc.	12,424,054
114,660		Alerus Financial Corp.	3,088,940
220,056		Amalgamated Financial Corp.	8,995,889
361,085		Artisan Partners Asset Management, Inc.	13,519,022
245,093		Associated Banc-Corp.	6,901,819
70,789		Banco Latinoamericano de Comercio Exterior S.A., Class E	3,782,256
321,841		BankUnited, Inc.	14,959,170
1,006,066		BrightSpire Capital, Inc.	5,835,183
457,955		Byline Bancorp, Inc.	14,723,253
355,839		CNO Financial Group, Inc.	15,817,044
73,723	[1]	Customers Bancorp, Inc.	5,622,853
286,072		FB Financial Corp.	15,467,913
35,085		First Business Financial Services, Inc.	1,971,777
88,768		First Financial Bancorp	2,687,895
753,160		Flagstar Bank, N.A.	10,521,645
81,071	[1]	Flywire Corp.	1,095,269
172,285		Fulton Financial Corp.	3,719,633
563,439	[1]	Hamilton Insurance Group Ltd.	18,463,896
46,305		Hancock Whitney Corp.	3,126,051
24,586		HCI Group, Inc.	3,775,672
31,294		Hometrust Bancshares, Inc.	1,429,197
113,779		Independent Bank Corp./MI	3,778,601
196,380		Jackson Financial, Inc.	22,734,913
66,070	[1]	Lemonade, Inc.	3,742,205
263,929	[1]	LendingClub Corp.	4,505,268
89,116	[1]	LendingTree, Inc.	4,419,262
105,922		Marex Group PLC	5,650,939
47,003		Mercury General Corp.	4,573,862
65,508	[1]	NCR Atleos Corp.	2,907,245
168,875		OFG Bancorp	7,761,495
47,536	[1]	Palomar Holdings, Inc.	5,722,384
208,226	[1]	Payoneer Global, Inc.	1,036,965
48,114		Peapack-Gladstone Financial Corp.	2,008,759
27,694		Preferred Bank Los Angeles, CA	2,623,453
95,810		QCR Holdings, Inc.	8,663,140
10,116	[1]	Root, Inc.	551,120
348,356	[1]	Siriuspoint Ltd.	8,155,014
261,888	[1]	Skyward Specialty Insurance Group, Inc.	11,902,810

Shares			Value
		COMMON STOCKS—continued
		Financials—continued
200,348	[1]	Slide Insurance Holdings, Inc.	$ 3,736,490
85,387	[1]	Texas Capital Bancshares, Inc.	8,598,471
217,125		The Bank of NT Butterfield & Son Ltd.	12,039,581
308,986		Trustmark Corp.	13,709,709
42,264		UMB Financial Corp.	5,332,449
55,361		United Bankshares, Inc.	2,425,365
65,588		United Community Banks, Inc.	2,186,048
42,612		Universal Insurance Holdings, Inc.	1,688,714
259,410		Valley National Bancorp	3,520,194
15,755		Victory Capital Holdings, Inc.	1,236,925
138,739		Western New England Bancorp, Inc.	1,935,409
		TOTAL	325,075,221
		Health Care—17.1%
442,335	[1]	4D Molecular Therapeutics, Inc.	3,923,511
824,121	[1]	ADMA Biologics, Inc.	8,447,240
206,391	[1]	Alignment Healthcare, Inc.	4,652,053
198,740	[1]	AMN Healthcare Services, Inc.	4,068,208
36,079	[1]	AnaptysBio, Inc.	2,371,473
526,280	[1,2]	Anavex Life Sciences Corp.	1,757,775
73,107	[1]	Apogee Therapeutics, Inc.	6,059,839
1,389,112	[1,2]	Aquestive Therapeutics, Inc.	5,695,359
417,222	[1]	Arcutis Biotherapeutics, Inc.	9,687,895
429,216	[1]	Arvinas, Inc.	4,249,238
44,704	[1]	Axsome Therapeutics, Inc.	9,287,256
167,498	[1]	Azenta, Inc.	4,115,426
110,647	[1]	BioCryst Pharmaceuticals, Inc.	1,013,527
163,560	[1]	Bridgebio Pharma, Inc.	11,630,752
564,687	[1]	BrightSpring Health Services, Inc.	27,088,035
109,509	[1]	Brookdale Senior Living, Inc.	1,572,549
245,070	[1]	Catalyst Pharmaceutical Partners, Inc.	6,893,819
46,918	[1]	Celcuity, Inc.	5,693,499
104,264	[1]	CG Oncology, Inc.	6,958,579
159,790	[1]	Cogent Biosciences, Inc.	5,718,884
316,030	[1]	Emergent BioSolutions, Inc.	2,600,927
74,533	[1]	Erasca, Inc.	793,776
399,795	[1]	EyePoint Pharmaceuticals, Inc.	5,277,294
85,995	[1]	Guardant Health, Inc.	7,488,445
33,398	[1]	Haemonetics Corp.	2,006,886
48,313	[1]	Halozyme Therapeutics, Inc.	3,075,606
105,851	[1]	Harmony Biosciences Holdings, Inc.	3,308,902
639,458	[1,2]	ImmunityBio, Inc.	4,540,152
494,281	[1]	Indivior Pharmaceuticals, Inc.	18,179,655
371,379	[1]	Inogen, Inc.	2,640,505
9,511	[1]	Insmed, Inc.	1,296,635
494,640	[1,2]	Intellia Therapeutics, Inc.	6,667,747
40,934	[1]	IRhythm Holdings, Inc.	5,287,035
1,286,341	[1]	Ironwood Pharmaceuticals, Inc.	5,306,157
298,188	[1]	Janux Therapeutics, Inc.	4,284,962
382,340	[1]	Keros Therapeutics, Inc.	4,251,621
186,413	[1]	Kodiak Sciences, Inc.	8,105,237
12,146	[1]	Krystal Biotech, Inc.	3,185,410
22,982		LeMaitre Vascular, Inc.	2,522,274

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
495,322	[1,2]	LifeMD, Inc.	$ 2,318,107
173,800	[1]	Liquidia Corp.	6,814,698
3,308	[1]	Madrigal Pharmaceuticals, Inc.	1,711,526
32,976	[1]	Merit Medical Systems, Inc.	2,248,304
229,141	[1]	Mirum Pharmaceuticals, Inc.	22,297,711
1,181,362	[1]	Myriad Genetics, Inc.	5,611,469
136,014	[1]	PROCEPT BioRobotics Corp.	3,269,777
394,352	[1]	Prothena Corp. PLC	4,361,533
79,820	[1]	PTC Therapeutics, Inc.	5,193,089
45,787	[1]	Rhythm Pharmaceuticals, Inc.	3,725,230
694,683	[1]	Rocket Pharmaceuticals, Inc.	2,417,497
493,931	[1]	RxSight, Inc.	3,492,092
55,289	[1]	Septerna, Inc.	1,313,667
329,945	[1]	Tactile Systems Technology, Inc.	7,595,334
49,696	[1]	Tandem Diabetes Care, Inc.	970,314
310,646	[1]	Teladoc Health, Inc.	1,882,515
153,471	[1]	TruBridge, Inc.	3,944,205
430,408	[1]	Vanda Pharmaceuticals, Inc.	3,055,897
180,110	[1]	Varex Imaging Corp.	2,098,281
28,503	[1]	Vaxcyte, Inc.	1,631,512
334,924	[1]	Viridian Therapeutics, Inc.	4,514,776
746,848	[1]	Wave Life Sciences Ltd.	5,272,747
232,668	[1]	Xeris Biopharma Holdings, Inc.	1,425,091
156,803	[1]	Zymeworks, Inc.	4,318,355
		TOTAL	323,187,870
		Industrials—20.0%
177,222	[1]	Allegiant Travel Co.	13,405,072
129,761		Apogee Enterprises, Inc.	4,723,300
72,618		Atkore, Inc.	5,675,097
103,913		Atmus Filtration Technologies, Inc.	6,588,084
130,745	[1]	Bloom Energy Corp.	37,047,903
95,146	[1]	Blue Bird Corp.	6,099,810
329,259	[1]	BrightView Holdings, Inc.	3,918,182
161,576	[1]	CoreCivic, Inc.	3,305,845
240,969		Costamare, Inc.	4,004,905
9,700		Emcor Group, Inc.	8,649,199
17,451		EnerSys, Inc.	3,721,600
618,158	[1,2]	Fluence Energy, Inc.	7,529,165
399,715	[1]	Fluor Corp.	21,324,795
154,013	[1]	Franklin Covey Co.	3,265,076
204,889	[1,2]	Fuelcell Energy, Inc.	2,663,557
90,970		Granite Construction, Inc.	12,469,258
55,195		Griffon Corp.	5,032,128
453,891	[1,2]	Hertz Global Holdings, Inc.	2,886,747
67,890	[1]	Hurco Co., Inc.	1,137,836
42,145	[1]	Huron Consulting Group, Inc.	5,506,876
69,088		Hyster-Yale, Inc.	2,726,903
34,518		ICF International, Inc.	2,473,560
124,354		Insperity, Inc.	4,423,272
82,314		Interface, Inc.	2,294,914
75,722		Kennametal, Inc.	2,931,199
70,527	[1]	Kratos Defense & Security Solutions	4,446,727

Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
168,989	[1]	Legence Corp.	$ 14,695,284
167,657		Leonardo DRS, Inc.	6,811,904
99,739	[1]	Manitowoc, Inc.	1,355,453
499,192	[1]	Mistras Group, Inc.	9,424,745
16,324		MOOG, Inc., Class A	4,918,585
584,713		Mueller Water Products, Inc.	16,307,646
107,538	[1]	NextPower, Inc.	12,811,002
198,396		Pitney Bowes, Inc.	3,067,202
262,022	[1]	Planet Labs PBC	9,686,953
108,260		Powell Industries, Inc.	30,017,250
156,541		Primoris Services Corp.	28,357,402
53,644	[1]	Rocket Lab Corp.	4,426,167
86,406	[1]	SkyWest, Inc.	7,095,661
18,374	[1]	Sterling Infrastructure, Inc.	9,474,002
96,785		TriNet Group, Inc.	4,430,817
1,460,829	[1,2]	TTEC Holdings, Inc.	4,251,012
180,991	[1]	V2X, Inc.	12,273,000
228,100		Wabash National Corp.	1,982,189
28,142		Watts Industries, Inc., Class A	8,447,103
202,165		Zurn Elkay Water Solutions Corp.	10,504,493
		TOTAL	378,588,880
		Information Technology—17.2%
489,718	[1]	8x8, Inc.	940,259
594,117		Adtran Holdings, Inc.	10,509,930
25,507		Advanced Energy Industries, Inc.	9,792,392
77,562	[1]	Alarm.com Holdings, Inc.	3,444,528
107,096	[1,2]	Applied Digital Corp.	3,668,038
28,959	[1]	Applied Optoelectronics, Inc.	4,759,701
495,962	[1]	Arteris, Inc.	14,363,060
236,481	[1]	Asana, Inc.	1,494,560
214,943	[1]	AvePoint, Inc.	2,095,694
54,434	[1]	Axcelis Technologies, Inc.	7,572,314
74,464		Badger Meter, Inc.	9,003,442
106,941	[1]	Blackline, Inc.	3,341,906
194,693	[1]	Box, Inc.	4,711,571
240,188	[1,2]	C3.AI, Inc.	2,120,860
138,624	[1]	Calix, Inc.	6,038,461
381,749	[1]	Cerence, Inc.	3,473,916
137,894	[1]	Ceva, Inc.	4,211,283
225,933	[1]	Cipher Digital, Inc.	4,008,051
48,679		Clear Secure, Inc.	2,598,972
60,614	[1]	Credo Technology Group Holding Ltd.	10,547,442
53,550	[1]	Digi International, Inc.	3,000,942
75,054	[1]	Everforth, Inc.	1,583,639
199,976	[1]	Evolv Technologies Holdings, Inc.	1,439,827
414,300	[1]	Extreme Networks, Inc.	9,151,887
5,489	[1]	Fabrinet	3,751,567
93,986	[1]	FormFactor, Inc.	12,775,517
413,903	[1]	Freshworks, Inc.	3,377,448
772,863	[1]	Grid Dynamics Holdings, Inc.	4,397,590
142,949		Hackett Group, Inc.	1,845,472
32,949	[1]	Hut 8 Mining Corp.	2,496,875

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
583,350	[1,2]	indie Semiconductor, Inc.	$ 2,630,909
17,058	[1]	Insight Enterprises, Inc.	1,243,528
89,996	[1]	Intapp, Inc.	2,020,410
10,348		InterDigital, Inc.	3,068,803
37,085	[1]	Itron, Inc.	3,107,723
36,124		Kulicke & Soffa Industries, Inc.	3,088,602
246,308	[1]	MaxLinear, Inc.	17,426,291
1,060,516		Methode Electronics, Inc., Class A	8,505,338
128,692		Napco Security Technologies, Inc.	6,016,351
68,075	[1]	NetScout Systems, Inc.	2,294,128
100,386	[1]	nLight, Inc.	7,011,962
316,444	[1]	Par Technology Corp.	4,253,007
96,672		Power Integrations, Inc.	7,029,021
187,201	[1]	Q2 Holdings, Inc.	9,500,451
69,814	[1]	Qualys, Inc.	6,068,931
43,037	[1]	Semtech Corp.	4,521,037
978,891	[1]	Sprinklr, Inc.	4,816,144
354,913	[1]	SPS Commerce, Inc.	19,917,718
411,976	[1]	Tenable Holdings, Inc.	8,606,179
380,297	[1,2]	Terawulf, Inc.	8,263,854
99,070	[1]	Ultra Clean Holdings, Inc.	7,742,320
642,050	[1]	Unisys Corp.	1,675,751
103,283	[1]	Viant Technology, Inc.	1,121,653
330,002	[1]	ViaSat, Inc.	21,750,432
117,055	[1]	Viavi Solutions, Inc.	6,133,682
488,603	[1]	Weave Communications, Inc.	2,399,041
49,742	[1]	Workiva, Inc.	2,660,202
		TOTAL	325,390,612
		Materials—3.8%
442,391	[1]	Aspen Aerogels, Inc.	1,641,271
522,579	[1]	Coeur Mining, Inc.	9,390,745
192,370		Commercial Metals Corp.	13,265,835
179,049		Compass Minerals International, Inc.	4,782,399
253,220	[1]	Constellium SE	7,920,721
139,347	[1]	Contango Silver & Gold, Inc.	3,198,014
110,959	[1,2]	Flotek Industries, Inc.	1,875,207
508,112		Hecla Mining Co.	9,156,178
158,381		Mativ Holdings, Inc.	1,469,776
242,019	[1]	Perimeter Solutions, Inc.	7,333,176
103,467	[2]	Ramaco Resources, Inc.	1,536,485
293,416	[1]	SSR Mining, Inc.	8,453,315
20,923		Warrior Met Coal, Inc.	1,879,931
		TOTAL	71,903,053
		Real Estate—6.1%
863,055		American Healthcare REIT, Inc.	43,825,933
416,106		Brandywine Realty Trust	1,260,801
61,872		COPT Defense Properties	1,933,500
609,000	[1]	Cushman & Wakefield Ltd.	8,550,360
246,651		Essential Properties Realty Trust, Inc.	7,752,241
351,789	[2]	NetSTREIT Corp.	7,236,300
547,504		Newmark Group, Inc.	8,825,764
399,242		Outfront Media, Inc.	12,316,616

Shares			Value
		COMMON STOCKS—continued
		Real Estate—continued
550,605	[2]	Postal Realty Trust, Inc.	$ 12,047,237
271,514		RMR Group, Inc./The	4,835,664
180,246		Tanger, Inc.	6,683,522
		TOTAL	115,267,938
		Utilities—1.7%
54,072		Avista Corp.	2,222,359
49,955		Brookfield Infrastructure Corp.	1,848,335
63,712		California Water Service Group	2,691,195
19,823	[2]	H2O America	1,113,854
150,674		Hawaiian Electric Industries, Inc.	2,270,657
67,570		ONE Gas, Inc.	6,028,596
98,912		Otter Tail Corp.	8,826,907
155,668		Portland General Electric Co.	8,083,839
		TOTAL	33,085,742
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,347,177,705)	1,856,748,927
		INVESTMENT COMPANY—5.3%
100,995,244		Federated Hermes Government Obligations Fund, Premier Shares, 3.58%[3] (IDENTIFIED COST $100,995,244)	100,995,244
		TOTAL INVESTMENT IN SECURITIES—103.4% (IDENTIFIED COST $1,448,172,949)	1,957,744,171
		OTHER ASSETS AND LIABILITIES - NET—(3.4)%[4]	(64,611,774)
		NET ASSETS—100%	$1,893,132,397
An affiliated company is a company in which the Fund, alone or in combination with other Federated Hermes funds, has ownership of at least 5% of the voting shares. Transactions with the affiliated companies during the period ended April 30, 2026, were as follows:
Affiliated	Value as of 7/31/2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Net Realized Gain/ (Loss)	Value as of 4/30/2026	Shares Held as of 4/30/2026	Dividend Income
Consumer Discretionary:
Advance Auto Parts, Inc.	$6,151,131	$1,712,567	$(530,994)	$848,529	$(150,954)	$8,030,279	134,940	$104,035
Consumer Staples:
MGP Ingredients, Inc.	$15,060,938	$8,994,249	$(5,916,340)	$(3,110,446)	$(2,740,196)	$12,288,205	616,259	$251,466
Health Care:
EyePoint Pharmaceuticals, Inc.	$6,096,443	$—	$(2,703,565)	$479,217	$1,405,199	$5,277,294	399,795	$—
Industrials:
TTEC Holdings, Inc.	$8,112,629	$—	$(424,507)	$(3,185,377)	$(251,733)	$4,251,012	1,460,829	$—
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$35,421,141	$10,706,816	$(9,575,406)	$(4,968,077)	$(1,737,684)	$29,846,790	2,611,823	$355,501

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended April 30, 2026, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares*
Value as of 7/31/2025	$51,228,116
Purchases at Cost	$1,024,409,700
Proceeds from Sales	$(974,642,572)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 4/30/2026	$100,995,244
Shares Held as of 4/30/2026	100,995,244
Dividend Income	$2,235,971

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of April 30, 2026, securities subject to this type of arrangement and related collateral were as follows:

Fair Value of Securities Loaned	Collateral Received
$62,033,255	$64,138,306

3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at April 30, 2026.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of Federated MDTA LLC (the “Adviser”), certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Commitee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation

Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2026, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
REIT	—Real Estate Investment Trust